IOWA PUBLIC AGENCY INVESTMENT TRUST

                            Interim Financial Report
                                December 31, 1995

TRUSTEES' REPORT
----------------

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1995. During 1995, market rates for short-term securities remained remarkably constant. Through responsible, conservative money management practices, IPAIT continued to provide an effective investment alternative to participants for both the Diversified and Direct Government Obligation Portfolios. The complementary operation of the Fixed Term Automated (FTA) Investment Program also provided program participants with the opportunity to realize higher rates of return by investing, when appropriate, in longer-term securities consistent with their anticipated disbursement requirements.

Included in this report is a summary of liquid rates for the calendar year 1995. Rates earned by IPAIT participants were reflective of the general trend in interest rates throughout the year.

As always, IPAIT's investment policies and practices focused upon the preservation of capital and maintenance of liquidity throughout 1995. These policies and practices are designed to provide participants with a safe, effective investment alternative for all invested funds.

Participation in IPAIT's investment programs continues to grow and serve additional participants. As of December 31, 1995, a total of 139 cities, 74 counties, 107 municipal utilities and 23 28E organizations were program participants. During the period, total assets invested within the liquid funds ranged from a low of $207,004,197 to a high of $264,849,855. When fixed term securities are included, the respective figures range from a low of $251,611,349 to a high of $306,473,895.

The Board of Trustees is very pleased with the success of the IPAIT cash management program. The level of participation in IPAIT underscores the desirability of the program.

The Board of Trustees welcomes your comments and suggestions regarding any method of improving IPAIT performance or desirable expanded services. Thanks to your participation and support IPAIT CONTINUES TO GROW . . . TO MEET YOUR NEEDS.

Respectfully,



K.D. Alberts, Chair
Board of Trustees

MANAGEMENT DISCUSSION
---------------------

During the first six-months of the fiscal year, the pace of economic growth slowed, inflation was mild, and the Federal Reserve lowered short-term interest rates slightly. The Federal Reserve lowered the federal funds rate 0.25 percent in July and by another 0.25 percent in December.

The economy continues to show signs of weakening. The Index of Leading Indicators, a forward looking gauge of the economy, has declined in seven of the last ten months. New jobs are growing at only one-third the rate of 1994. Retailers had their worst Christmas season since 1990. Demand for both consumer and business loans has slowed.

The inflation outlook remains quite good. Industrial prices actually fell during the last year. Consumer prices rose at an annual rate of 2.6 percent in 1995, the same as 1994. Wage inflation is being reigned in as corporations continue to layoff workers. The GDP deflator index, the broadest measure of U.S. inflation, has risen only 1.4 percent over the last year.

We expect the Federal Reserve to continue to gradually lower short-term interest rates in 1996, due to the combination of a slowing economy and mild inflation. The rate declines will most likely be in 0.25 to 0.50 percent increments over the course of the year. Since we expect short-term interest rates to decline, the average maturity of the portfolio has been extended to 70- to 80-days.

The IPAIT program emphasizes three key elements: safety, liquidity, and competitive rates in that order. The safety and security of participant moneys is our first priority. The second priority is to assure daily liquidity. Only after the first two elements are satisfied, do we examine the rates of different investments.

IPAIT continues to provide a competitive rate. Over the last six-months, the yield of the diversified portfolio was 0.23 percent greater than the Donoghue Index of national money market funds.

We appreciate your support of IPAIT over the first six-months of the fiscal year and look forward to serving you in 1996.

Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------

                                                         Yield at
    Par                                                   Time of                Amortized
   Value     Description                                 Purchase   Due Date       Cost
----------   ------------------------------------------- --------   --------     ---------
DISCOUNTED GOVERNMENT SECURITIES -- 7.92%
$ 2,500,000  Federal Home Loan Bank-Disc. Note            6.32%     01/29/96   $  2,488,294
  2,500,000  Federal Home Loan Bank-Disc. Note            5.79%     02/05/96      2,486,535
  2,500,000  Federal Home Loan Mortgage Corp.-Disc. Note  5.81%     02/08/96      2,485,275
  2,500,000  Federal Natl. Mortgage Assoc.-Disc. Note     5.72%     02/20/96      2,480,903
  5,000,000  World Bank-Discount Notes                    5.81%     05/17/96      4,895,347
                                                                               ------------
             TOTAL (cost-- $14,836,354)                                        $ 14,836,354
                                                                               ------------

COUPON SECURITIES -- 35.94%
$ 1,050,000  Federal Home Loan Bank, 9.75%                5.95%     02/09/96   $  1,054,058
  3,000,000  Federal Natl. Mortgage Assoc., 9.35%         5.80%     02/12/96      3,011,682
  2,200,000  Federal Natl. Mortgage Assoc., 6.86%         5.87%     02/28/96      2,203,289
    400,000  Federal Natl. Mortgage Assoc.. 4.55%         6.09%     03/01/96        399,018
  1,000,000  Tennesee Valley Authority, 4.375%            5.65%     03/04/96        997,717
  2,000,000  Tennesee Valley Authority, 4.375%            5.79%     03/04/96      1,995,255
  1,000,000  Tennesee Valley Authority, 4.375%            6.20%     03/04/96        996,963
  5,000,000  Federal Home Loan Bank, Variable Rate        5.82%     03/08/96      4,998,938
  2,000,000  Federal Home Loan Bank, 9.80%                6.16%     03/25/96      2,015,964
  5,000,000  Federal Natl. Mortgage Assoc., 6.46%         6.15%     03/27/96      5,003,349
  2,500,000  Federal Natl. Mortgage Assoc., 6.46%         6.38%     03/27/96      2,500,357
    950,000  Federal Home Loan Bank, 6.23%                5.94%     04/24/96        950,793
  2,000,000  Federal Home Loan Bank, 7.75%                5.87%     04/25/96      2,011,272
    500,000  Federal Home Loan Mortgage Corp., 5.72%      6.18%     04/25/96        499,292
  2,000,000  Fed. Farm Credit Bank, 6.38%                 5.79%     05/01/96      2,003,628
  2,000,000  Fed. Farm Credit Bank, 6.38%                 5.72%     05/01/96      2,004,139
  1,000,000  Fed. Farm Credit Bank, Variable Rate         5.88%     05/06/96      1,000,455
  2,000,000  Federal Home Loan Bank, 6.01%                5.80%     05/15/96      2,001,381
  7,500,000  Fed. Farm Credit Bank, Variable Rate         5.98%     05/24/96      7,499,704
  2,500,000  Federal Natl. Mortgage Assoc., 5.63%         5.69%     06/28/96      2,499,017
  2,500,000  Fed. Farm Credit Bank, 5.60%                 5.86%     07/01/96      2,496,768
  2,500,000  Federal Home Loan Bank, 5.10%                5.68%     07/08/96      2,492,506
  1,000,000  Federal Natl. Mortgage Assoc., 8.00%         5.77%     07/10/96      1,011,125

See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, continued
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
    Par                                                   Time of                Amortized
   Value     Description                                 Purchase   Due Date       Cost
----------   ------------------------------------------- --------   --------     ---------

$ 2,000,000  Federal Natl. Mortgage Assoc., 8.00%         5.77%     07/10/96   $  2,022,279
  2,000,000  U.S. Treasury Note, 7.875%                   5.74%     07/15/96      2,021,875
  2,000,000  U.S. Treasury Note, 7.875%                   5.63%     07/15/96      2,023,024
  1,500,000  Federal Home Loan Bank, 5.00%                5.83%     07/16/96      1,493,513
  2,000,000  Federal Home Loan Bank, 8.00%                5.58%     07/25/96      2,026,262
  1,500,000  Fed. Farm Credit Bank, 5.75%                 5.71%     08/01/96      1,500,173
  2,000,000  Federal Natl. Mortgage Assoc., 8.15%         5.83%     08/12/96      2,027,111
  1,000,000  Fed. Farm Credit Bank, 9.00%                 5.77%     08/26/96      1,020,150
  1,000,000  Federal Home Loan Mortgage Corp., 5.68%      5.74%     09/11/96        999,536
    505,000  Federal Home Loan Bank, 8.25%                5.74%     09/25/96        513,876
                                                                               ------------
             TOTAL (cost-- $67,294,469)                                        $ 67,294,469
                                                                               ------------
CERTIFICATES OF DEPOSIT -- 18.79%
$ 1,000,000  Valley State Bank, Rock Valley               5.80%     01/02/96   $  1,000,000
    500,000  LeClaire State Bank, LeClaire                5.77%     01/09/96        500,000
    250,000  LeClaire State Bank, LeClaire                5.80%     01/09/96        250,000
  1,000,000  Decorah State Bank, Decorah                  5.80%     01/10/96      1,000,000
  1,000,000  Valley State Bank, Rock Valley               5.80%     01/16/96      1,000,000
    400,000  Exchange Bank, Collins                       6.10%     01/17/96        400,000
  1,000,000  Valley State Bank, Rock Valley               5.80%     01/23/96      1,000,000
  1,000,000  Union State Bank, Monona                     5.55%     01/25/96      1,000,000
  1,500,000  Hawkeye Bank, Mt. Pleasant                   5.85%     01/25/96      1,500,000
    500,000  Nevada National Bank, Nevada                 5.85%     01/26/96        500,000
    500,000  Heritage Bank, Holstein                      6.00%     02/14/96        500,000
  2,000,000  Firstier Bank, Council Bluffs                5.75%     02/15/96      2,000,000
    500,000  Citizens Bank, Sac City                      6.00%     02/20/96        500,000
    250,000  Ft. Madison Bank & Trust, Ft. Madison        5.90%     02/20/96        250,000
    125,000  Farmers State Bank, Hawarden                 6.00%     02/26/96        125,000
    500,000  Union State Bank, Winterset                  7.50%     02/27/96        500,000
  5,000,000  Firstar Bank, Des Moines                     5.75%     02/28/96      5,000,000
    200,000  Northwestern State Bank, Orange City         5.90%     03/01/96        200,000
    500,000  Peoples Bank & Trust, Rock Valley            6.00%     03/07/96        500,000

See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, continued
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------

                                                         Yield at
    Par                                                   Time of                Amortized
   Value     Description                                 Purchase   Due Date       Cost
----------   ------------------------------------------- --------   --------     ----------

$ 1,000,000  Nevada National Bank, Nevada                 6.00%     03/11/96   $  1,000,000
    500,000  Peoples T&S, Grand Junction                  5.75%     03/11/96        500,000
    500,000  Peoples State Bank, Elkader                  5.75%     03/12/96        500,000
  5,000,000  Norwest Bank, Clive                          5.65%     03/21/96      5,000,000
  1,000,000  Peoples State Bank, Elma                     5.65%     03/25/96      1,000,000
    250,000  Security State Bank, Sheldon                 5.90%     03/25/96        250,000
  1,000,000  St. Ansgar State Bank, St. Ansgar            5.90%     03/25/96      1,000,000
    500,000  Peoples State Bank, Elkader                  5.65%     03/28/96        500,000
  1,000,000  Nevada National Bank, Nevada                 5.90%     04/15/96      1,000,000
    250,000  Citizens Bank, Sac City                      5.90%     04/15/96        250,000
  1,000,000  Nevada National Bank, Nevada                 5.90%     04/22/96      1,000,000
  1,500,000  Hawkeye Bank, Des Moines                     5.77%     06/11/96      1,500,000
    350,000  Producers Savings Bank, Green Mountain       6.10%     07/31/96        350,000
    500,000  Heritage Bank, Holstein                      6.15%     08/16/96        500,000
    500,000  Citizens, Sac City                           6.15%     08/21/96        500,000
    250,000  Ft. Madison Bank & Trust, Ft. Madison        6.10%     08/21/96        250,000
    500,000  First State Bank, Nora Springs               6.05%     08/30/96        500,000
  1,000,000  St. Ansgar State Bank, St. Ansgar            6.15%     09/19/96      1,000,000
    250,000  Citizens Bank, Sac City                      6.00%     10/11/96        250,000
    300,000  Miles Savings Bank, Miles                    6.00%     10/18/96        300,000
    300,000  First State Bank, Ida Grove                  5.80%     12/06/96        300,000
                                                                               ------------
             TOTAL (cost-- $35,175,000)                                        $ 35,175,000
                                                                               ------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 36.92%
$69,137,000  Cantor Fitzgerald, Repo                      5.78%     01/02/96   $ 69,137,000
                                                                               ------------
             TOTAL (cost-- $69,137,000)                                        $ 69,137,000
                                                                               ------------




See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, continued
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
    Par                                                   Time of                Amortized
   Value     Description                                 Purchase   Due Date       Cost
----------   ------------------------------------------- --------   --------     ---------

TOTAL INVESTMENTS-- 99.57% (cost-- $186,442,823)                               $186,442,823

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 0.43%
     (Includes  $50,849 payable to IMG and $827,876
     dividends payable to unitholders)                                         $    804,425
                                                                               ------------

NET ASSETS-- 100%                                                              $187,247,248
                                                                               ============
     Applicable to 187,247,248 outstanding units

NET ASSET VALUE:                                                               $       1.00
     Offering and redemption price per unit ($187,247,248                      ============
     divided by 187,247,248 units outstanding)










See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                         Yield at
    Par                                                   Time of                Amortized
   Value     Description                                 Purchase   Due Date       Cost
----------   ------------------------------------------- --------   --------     ---------

DISCOUNTED GOVERNMENT SECURITIES -- 9.79%
$ 1,500,000  U.S. Treasury Bill                           5.95%     02/08/96   $  1,491,006
  1,500,000  U.S. Treasury Bill                           6.24%     04/04/96      1,476,892
  1,500,000  U.S. Treasury Bill                           5.69%     05/02/96      1,472,550
                                                                               ------------
             TOTAL (cost-- $4,440,448)                                         $  4,440,448
                                                                               ------------
COUPON SECURITIES -- 43.10%
$ 2,500,000  U.S. Treasury-Note, 7.750%                   5.69%     03/31/96   $  2,512,191
  1,000,000  U.S. Treasury-Note, 7.625%                   5.73%     04/30/96      1,005,923
  2,000,000  U.S. Treasury-Note, 7.625%                   5.70%     04/30/96      2,012,071
  1,000,000  U.S. Treasury-Note, 7.625%                   5.67%     04/30/96      1,006,130
  1,000,000  U.S. Treasury-Note, 7.625%                   5.76%     04/30/96      1,005,821
  1,000,000  U.S. Treasury-Note, 4.250%                   5.56%     05/15/96        995,242
  1,000,000  U.S. Treasury-Note, 4.250%                   5.85%     05/15/96        994,240
  3,000,000  U.S. Treasury-Note, 4.250%                   5.68%     05/15/96      2,984,623
  1,000,000  U.S. Treasury-Note, 4.250%                   5.83%     05/15/96        994,371
  1,000,000  U.S. Treasury-Note, 5.875%                   5.52%     05/31/96      1,001,411
  1,000,000  U.S. Treasury-Note, 5.875%                   5.51%     05/31/96      1,001,421
  1,000,000  U.S. Treasury-Note, 7.875%                   5.65%     06/30/96      1,010,541
  1,000,000  U.S. Treasury-Note, 7.875%                   5.72%     07/15/96      1,011,027
  1,000,000  U.S. Treasury-Note, 7.875%                   5.67%     07/15/96      1,011,318
  1,000,000  U.S. Treasury-Note, 7.875%                   5.56%     07/31/96      1,012,905
                                                                               ------------
             TOTAL (cost-- $19,559,235)                                        $ 19,559,235
                                                                               ------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 46.91%
$ 21,290,000 Cantor Fitzgerald, Repo                      5.78%     01/02/96   $ 21,290,000
                                                                               ------------
             TOTAL (cost-- $21,290,000)                                        $ 21,290,000
                                                                               ------------





See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS, continued
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------

                                                         Yield at
    Par                                                   Time of                Amortized
   Value     Description                                 Purchase   Due Date       Cost
----------   ------------------------------------------- --------   --------     ---------

TOTAL INVESTMENTS-- 99.80% (cost-- $45,289,683)                                $ 45,289,683
                                                                               ------------

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES--  0.20%                         $     89,215
     (Includes $12,923 payable to IMG and $202,524
     dividends payable to unitholders)

NET ASSETS-- 100%                                                              $ 45,378,898
     Applicable to 45,378,898 outstanding units                                ============

NET ASSET VALUE:                                                               $       1.00
     Offering and redemption price per unit ($45,378,898                       ============
     divided by 45,378,898 units outstanding)




















See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended December 31, 1995
------------------------------------------

                                                              Direct Government
                                    Diversified Portfolio   Obligation Portfolio

INVESTMENT INCOME:
     Interest                              $ 5,307,912          $ 1,488,403
                                           -----------          -----------

EXPENSES:
     Investment advisory, administrative,
       and program support fees                291,624               84,748
     Custody and bank trust services fees      112,242               32,101
     Distribution fees                          90,384               25,681
     Other fees and expenses                    22,596                6,420
                                                ------                -----

Total Expenses                                 516,846              148,950
                                               -------              -------

NET INVESTMENT INCOME                      $ 4,791,066          $ 1,339,453
                                           ===========          ===========













See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended December 31, 1995 and 1994
---------------------------------------------------

                                                                 Direct Government
                                 Diversified Portfolio          Obligation Portfolio
                                 1995              1994         1995            1994
                              ---------------------------   ---------------------------
From Investment Activities:
  Net investment income
  distributed to unitholders  $  4,791,066   $  3,427,452   $  1,339,453   $    505,117
                              ============   ============   ============   ============

From Unit Transactions:
  (at constant net asset
    value of $1per unit)
  Units sold                  $369,066,441   $285,594,188   $  1,692,604   $ 12,610,683
  Units issued in reinvest-
    ment of dividends from
    net  investment income       4,791,066      3,427,452      1,339,453        505,117
  Units redeemed              (370,979,693)  (289,326,030)   (13,731,532)   (16,255,496)
                              ------------   ------------    -----------    -----------

  Net increase/(decrease)
    in net assets derived
    from unit transactions       2,877,814       (304,390)   (10,699,475)    (3,139,696)

  Net assets at
    beginning of period        184,369,434    164,149,228     56,078,373     31,152,444
                               -----------    -----------     ----------     ----------

  Net assets
    at end of period          $187,247,248   $163,844,838   $ 45,378,898   $ 28,012,748
                              ============   ============   ============   ============












See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected Data for A Unit of Each Portfolio
Outstanding Through Each Six Month Period
-----------------------------------------

                       1995       1994      1993       1992       1991       1990       1989         1988
                    -------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
  Beginning
  of Period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment
  Income                .053       .043       .027       .033       .052       .073       .080       .074

Dividends
  Distributed          (.053)     (.043)     (.027)     (.033)     (.052)     (.073)     (.080)     (.074)
                    --------------------------------------------------------------------------------------
Net Asset Value,
  End of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                    ======================================================================================

Total Return            5.30%      4.33%      2.66%      3.29%      5.24%      7.30%      7.96%      7.42%

Ratio of Expenses
  to Average
  Net Assets            0.57%      0.58%      0.57%      0.58%      0.66%      0.67%      0.67%      0.62%

Ratio of Net
  Income to
  Average
  Net Assets            5.30%      4.33%      2.66%      3.29%      5.24%      7.30%      7.96%      7.42%

Net Assets,
  End of Period
  (000 Omitted)     $187,247   $163,845   $181,420   $183,291   $191,626   $177,410   $136,074   $ 91,423

See Accompanying Notes to Financial Statements.

Selected Data for A Unit of Each Portfolio
Outstanding Through Each Six Month Period
-----------------------------------------

                       1995       1994      1993       1992       1991       1990       1989         1988*
                    --------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
  Beginning
  of Period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment
  Income                .052       .043       .026       .030       .049       .073       .080       .081
                    --------------------------------------------------------------------------------------
Dividends
  Distributed          (.052)     (.043)     (.026)     (.030)     (.049)     (.073)    (.080)      (.081)

Net Asset Value,
  End of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                    ======================================================================================

Total Return            5.21%      4.25%      2.58%      3.00%      4.85%      7.35%      7.98%      8.11%

Ratio of Expenses
  to Average
  Net Assets            0.58%      0.58%      0.58%      0.58%      0.67%      0.65%      0.65%      0.69%

Ratio of Net
  Income to
  Average
  Net Assets            5.21%      4.25%      2.58%      3.00%      4.85%      7.35%      7.98%      8.11%

Net Assets,
  End of Period
  (000 Omitted)     $ 45,379   $ 28,013   $ 44,601   $ 12,861   $ 18,193   $ 11,109   $ 20,726   $    600

*From Commencement of Operations (September 1, 1988).
See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-----------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION
     Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorized Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated
     (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor and Administrator.

     INVESTMENTS IN SECURITIES
     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

     In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 1995, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $71,323,000 and $22,008,000 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS
     IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES
     IPAIT is exempt from federal and state income tax.

     FEES AND EXPENSES
     Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .10 percent of the average daily net asset value up to $250 million for program support fees. For the six months ended December 31, 1995, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $291,624 and $84,748, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Norwest also receives .075 percent of the average daily net asset value for bank trust services. For the six months ended December 31, 1995, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $112,242 and $32,101, respectively to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .10 percent of the daily net asset value of the portfolios. For the six months ended December 31, 1995, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $49,187 and $20,796, respectively to the Iowa League of Cities, $10,526 and $4,705, respectively to the Iowa Association of Municipal Utilities. For the six months ended December 31, 1995, the Diversified Portfolio paid $30,672 to the Iowa State Association of Counties. IPAIT is responsible for other expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $6,937,182,000 and $2,274,178,000 respectively for the six months ended December 31, 1995. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $6,884,739,173 and $2,264,254,000, respectively for the six months ended December 31, 1995.

BOARD OF TRUSTEES

KEN ALBERTS, General Manager
   Cedar Falls Utilities, CHAIR            JODY E. SMITH, Director of
ROBERT HAGEY, Treasurer                      Administrative Services
   Sioux County, VICE CHAIR                  West Des Moines, TRUSTEE
TOM HANAFAN, Mayor                         BOB HAUG, Executive Director
   Council Bluffs,                           Iowa Association of
   SECOND VICE CHAIR                         Municipal Utilities, EX-OFFICIO
ROBERT RASMUSSEN, Mayor                      MEMBER AND  SECRETARY
   Fairfield, TRUSTEE                      THOMAS BREDEWEG,
JIM AHRENHOLTZ, Office Manager               Executive Director
   Denison Municipal Utility,                Iowa League of Cities,
   TRUSTEE                                   EX-OFFICIO MEMBER AND
FLOYD MAGNUSSON, Supervisor                  TREASURER
   Webster County, TRUSTEE                 WILLIAM PETERSON,
NORMAN KEHRBERG, Treasurer                   Executive Director
   Plymouth County, TRUSTEE                  Iowa State Association
PAUL OLDHAM, Office Manager                  of Counties, EX-OFFICIO
   Algona Municipal Utilities,               MEMBER AND ASSISTANT SECRETARY
   TRUSTEE



SERVICE PROVIDERS

ADMINISTRATOR-INVESTMENT                  LEGAL COUNSEL:
ADVISOR:                                     Ahlers, Cooney, Dorweiler,
   Investors Management Group                Haynie, Smith & Allbee, P.C.
   2203 Grand Avenue                         100 Court Avenue
   Des Moines, IA  50312-5338                Des Moines, IA  50309

CUSTODIAN AND BANK TRUST                  INDEPENDENT AUDITORS:
SERVICES PROVIDER:                           KPMG Peat Marwick LLP
   Norwest Bank Iowa, N.A.                   2500 Ruan Center
   666 Walnut, P.O. Box 837                  Des Moines, IA  50309
   Des Moines, IA  50304




                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304
                        (800) 872-4024 or (515) 245-3245